OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
               Supplement dated January 1, 1999 to the
                 Prospectus dated November 27, 1998

The Prospectus is changed as follows:

1. The paragraph entitled "Portfolio Manager" on page 13 is deleted and replaced by the following:

      Portfolio Managers. Ronald H. Fielding and Anthony A. Tanner became the portfolio managers of the Fund January 1, 1999. They are the persons principally responsible for the day-to-day management of the Fund's portfolio. Messrs. Fielding and Tanner are Vice Presidents of the Fund. Mr. Fielding is a Senior Vice President of the Manager and also serves as an officer and portfolio manager for other Oppenheimer funds. Mr. Tanner is a Vice President of the Manager's Rochester Division.

           Prior to joining the Manager in January 1996, Mr. Fielding was Chairman and Director of Rochester Fund Distributors, Inc., a mutual fund distributor, and President and a Director of Rochester Capital Advisors, Inc. and Fielding Management Company, Inc., mutual fund investment advisory firms acquired by the Manager in 1996. He was also a portfolio manager for several mutual funds. Prior to joining the Manager in January 1996, Mr. Tanner was Vice President of Research for Rochester Capital Advisors, Inc. and Fielding Management Company, Inc.



January 1, 1999                                     PS0740.010

               OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
              Supplement dated January 1, 1999 to the
     Statement of Additional Information dated November 27, 1998



The Statement of Additional Information is changed as follows:

1. The biography of Robert E. Patterson on page 30 is deleted and replaced by the following:

      Ronald H. Fielding, Vice President and Portfolio Manager, Age: 49
      350 Linden Oaks, Rochester, NY 14625
      Senior Vice President of the Manager (since January 1996), Chairman of Rochester Division of the Manager (since January 1996); Formerly President and a director of Rochester Tax Managed Fund, Inc. (1982-1995), President and a director of Fielding Management Company, Inc. (1982-1995), Chairman and a director of Rochester Fund Distributors, Inc. (1982-1995), President and a director of Rochester Capital Advisors, Inc. (1993-1995), and of Rochester Fund Services, Inc. (1986-1995), President and a trustee of Limited Term New York Municipal Fund (1991-1995), Convertible Securities Fund (1986-1995), and Rochester Fund Municipals (1986-1995).

      Anthony A. Tanner, Vice President and Portfolio Manager, Age: 38
      350 Linden Oaks, Rochester, NY 14625
      Vice President of the Rochester Division of the Manager (since 1996); formerly Vice President of Research or Rochester Capital Advisors, Inc. and Fielding Management Company, Inc. (1994-1996).




January 1, 1999                                          PX0740.008